Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Inventories
Schedule of inventories, net of provision for excess and obsolete inventories

	June 30,	December 31,
	2024	2023

	(in US$’000)
Raw materials	24,794	26,784
Finished goods	21,647	23,474
	46,441	50,258